CONTINGENT LIABILITIES (Brazilian Internal Revenue Service) (Details) (Tax Assessment [Member], Brazilian Internal Revenue Service [Member])	0 Months Ended		12 Months Ended
	Jun. 24, 2010 USD ($)	Jun. 24, 2010 BRL	Dec. 31, 2012 USD ($)	Dec. 31, 2012 BRL
Contingent Liabilities, Liens and Guarantees [Line Items]
Aggregate sum claimed pursuant to tax deficiency			$ 3,700,000	8,600,000
Amount of possible loss	$ 4,180,000	7,571,164